Business Combination (Details) - Schedule of fair value of the equity instruments $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of fair value of the equity instruments [Abstract]
Value of Consideration	$ 113,278
Less: net assets acquired	(114,014)
Bargain	$ (736)